UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                              HGK Equity Value Fund
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.
                                       HGK



                                EQUITY VALUE FUND

                          ANNUAL REPORT TO SHAREHOLDERS
                             AS OF OCTOBER 31, 2003






                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                 BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE


PERFORMANCE SUMMARY

For the six months ended October 31, 2003, the Fund returned 21.87%. The Fund's performance benchmark, the Wilshire Target Large Value Index, posted a return of 17.81% over the same period while the S&P 500 Index returned 15.62%. For the twelve months ended October 31, the Fund returned 28.48% compared to a 23.44% return for the Wilshire Target Large Value Index and 20.80% for the S&P 500 Index. The HGK Equity Value Fund has been featured in the WALL STREET JOURNAL twice this year as a `Category King' for Large Cap Value Funds based on year to date performance.

So far in 2003, we have experienced a resurgence in equity markets coupled with clear evidence of an improving economy. The markets' gains to date have been sparked by aggressive fiscal and monetary policy highlighted by a massive Federal tax cut and historically low interest rates. In addition, a weaker U.S. dollar, lower corporate interest expense, and improved productivity have fostered a recovery in earnings growth. These factors alone should provide further upward momentum for the remainder of this year and into next but the economy will need to prove its long term strength in order for the stock market to continue its gains over a longer horizon. Investors wonder if an improving economy can start to generate top-line sales growth, renewed capital spending, and sufficient jobs creation; all of which would lead to a more compelling backdrop for further stock market gains.

The stock market's underlying dynamics give us reason to be more cautious as we approach year-end. Thus far, the best performance can be linked to companies with high betas, low ROE's, liberal accounting practices, lower dollar prices and high estimated growth rates. These characteristics were also present in the market preceding the peak in April of 2000. Although today they are not as extreme, it does give us reason to be cautious. As such, we have been reducing our weighting in Technology and Capital Goods while increasing our exposure to Consumer Staples, Healthcare and Energy.

OUTLOOK

As U.S. equity markets have posted excellent gains in the past six to twelve months, the economy has finally begun to show signs of catching up. Early on, speculative investors inflating the prices of structurally weaker companies fueled the market rally. Although we're cautious in the near-term, we believe stocks could perform well in 2004 but the emphasis will shift toward companies with stable business and strong fundamentals. We look to see gains in stocks with reasonable valuations, capital discipline, high returns, high-quality earnings, and dividend growth; attributes that have historically been successful for investors. As such, HGK is remaining constant with its strategy and investment posture along these same lines.

                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000
                 INVESTMENT IN THE HGK EQUITY VALUE FUND VERSUS
                  THE WILSHIRE TARGET LARGE VALUE INDEX AND THE
                                 S&P 500 INDEX.

---------------------------------------------
             Total Return(1)
---------------------------------------------
          Annualized Annualized
  One-Year  3 Year    Inception
   Return   Return     to Date
---------------------------------------------
   28.48%   (1.31)%    (1.56)%   Without Load
---------------------------------------------
   21.34%   (3.15)%    (2.82)%   With Load
---------------------------------------------

[LINE GRAPH]

            HGK Equity Value Fund     Wilshire Target Large Value Index (3)   S&P 500 Index(4)
6/30/99     $9,450                    $10,000                                 $10,000
10/31/99     8,820                      8,905                                   9,970
10/31/00     9,155                      9,404                                  10,577
10/31/01     8,452                      8,633                                   7,943
10/31/02     6,849                      7,623                                   6,743
10/31/03     8,800                      9,410                                   8,146





(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than their original cost. If the Adviser had not limited certain expenses, the Fund's total return would have been lower. The Fund's performance assumes the reinvestment of dividends and capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns assume reinvestment of dividends and, unlike, a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

(2) The HGK Equity Value Fund commenced operations on June 9, 1999.

(3) The Wilshire Target Large Value Index is a focused measurement of the large value sector of the market, comprised of large companies that are monitored using a variety of relative value criteria.

(4) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2003

                                                 Market
                                                  Value
HGK EQUITY VALUE FUND                Shares       (000)
-------------------------------------------------------

[PIE CHART]
% of Portfolio
Repurchase Agreements       3%
Common Stock               97%


COMMON STOCK (97.1%)
AEROSPACE & DEFENSE (2.4%)
   United Technologies                2,000     $   169
                                                -------
AIR TRANSPORTATION (1.8%)
   General Dynamics                   1,500         125
                                                -------
AUTOMOTIVE (1.8%)
   General Motors                     3,000         128
                                                -------
BANKS (11.6%)
   Bank of America                    2,200         167
   JPMorgan Chase                     4,500         161
   National City                      5,500         180
   SunTrust Banks                     2,500         168
   Washington Mutual                  3,500         153
                                                -------
                                                    829
                                                -------
CHEMICALS (1.9%)
   Dow Chemical                       3,500         132
                                                -------
COMPUTERS & SERVICES (6.4%)
   Automatic Data Processing          2,500          94
   Cisco Systems*                     5,000         105
   International Business Machines    1,300         116
   Sun Microsystems*                 15,000          60
   Sungard Data Systems*              3,000          84
                                                -------
                                                    459
                                                -------
DRUGS (4.1%)
   Bristol-Myers Squibb               5,500         140
   McKesson                           5,000         151
                                                -------
                                                    291
                                                -------
ELECTRICAL SERVICES (3.5%)
   American Electric Power            4,000         113
   Entergy                            2,500         134
                                                -------
                                                    247
                                                -------

                                                 Market
                                                  Value
                                     Shares       (000)
-------------------------------------------------------
FINANCIAL SERVICES (3.5%)
   CIT Group                          3,200     $   108
   Citigroup                          3,000         142
                                                -------
                                                    250
                                                -------
FOOD, BEVERAGE & TOBACCO (8.0%)
   Albertson's                        6,000         122
   H.J. Heinz                         4,000         141
   PepsiCo                            3,300         158
   Supervalu                          6,000         151
                                                -------
                                                    572
                                                -------
HOUSEHOLD PRODUCTS (1.8%)
   Clorox                             2,800         127
                                                -------
INSURANCE (6.6%)
   Allstate                           3,300         130
   Lincoln National                   3,500         140
   Torchmark                          4,500         198
                                                -------
                                                    468
                                                -------
MACHINERY (3.2%)
   Ingersoll-Rand                     2,300         139
   Johnson Controls                     800          86
                                                -------
                                                    225
                                                -------
MEDICAL PRODUCTS & SERVICES (9.1%)
   Becton Dickinson                   3,000         110
   Guidant                            4,200         214
   Johnson & Johnson                  3,500         176
   Merck                              3,300         146
                                                -------
                                                    646
                                                -------
METALS (2.2%)
   Alcoa                              5,000         158
                                                -------
PAPER & PAPER PRODUCTS (2.1%)
   Kimberly-Clark                     2,800         148
                                                -------
PETROLEUM & FUEL PRODUCTS (2.0%)
   Apache                             2,000         139
                                                -------
PETROLEUM REFINING (6.6%)
   Amerada Hess                       2,500         129
   ChevronTexaco                      2,000         149
   Marathon Oil                       6,500         192
                                                -------
                                                    470
                                                -------
RAILROADS (1.5%)
   Burlington Northern Santa Fe       3,800         110
                                                -------
RESTAURANTS (2.6%)
   McDonald's                         7,500         188
                                                -------
RETAIL (2.9%)
   Sears Roebuck                      4,000         210
                                                -------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (CONCLUDED)              THE ADVISORS' INNER CIRCLE FUND
October 31, 2003

                                                 Market
HGK EQUITY VALUE  FUND             Shares/Face    Value
(CONCLUDED)                       Amount (000)    (000)
-------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS (3.6%)
   Applied Materials*                 5,000     $   117
   Intel                              4,200         139
                                                -------
                                                    256
                                                -------
SPECIALTY CONSTRUCTION (2.3%)
   Masco                              6,000         165
                                                -------
TELEPHONES & TELECOMMUNICATIONS (5.6%)
   Alltel                             2,800         133
   Motorola                           8,000         108
   SBC Communications                 5,500         132
   Tellabs*                           4,000          30
                                                -------
                                                    403
                                                -------
TOTAL COMMON STOCK
   (Cost $7,012)                                  6,915
                                                -------

REPURCHASE AGREEMENT (3.1%)
   Morgan Stanley, 0.75%,
     dated 10/31/03, to be
     repurchased on 11/3/03,
     repurchase price $221,081
     (collateralized by
     U.S. Treasury Bond,
     total market value $225,494)      $221         221
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $221)                                      221
                                                -------
TOTAL INVESTMENTS (100.2%)
   (Cost $7,233)                                  7,136
                                                -------


                                                  Value
                                                  (000)
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.2%)
   Advisory Reimbursement Receivable            $     6
   Administration Fees Payable                       (6)
   Distribution Fees Payable                         (1)
   Other Assets and Liabilities, Net                (13)
                                                -------
TOTAL OTHER ASSETS AND LIABILITIES                  (14)
                                                -------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 824,697 outstanding
     shares of beneficial interest                7,724
   Accumulated net investment loss                   (1)
   Accumulated net realized loss
     on investments                                (504)
   Net unrealized depreciation
     on investments                                 (97)
                                                -------
   TOTAL NET ASSETS (100.0%)                    $ 7,122
                                                =======
   Net Asset Value, Offering and
     Redemption Price Per Share                 $  8.64
                                                =======
   Maximum Offering Price
     Per Share ($8.64 / 94.50%)**               $  9.14
                                                =======

*   NON-INCOME PRODUCING SECURITY.
** FOR A DESCRIPTION OF A POSSIBLE FRONT-END SALES CHARGE, SEE FUND'S CURRENT PROSPECTUS.


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                    THE ADVISORS' INNER CIRCLE FUND
For the Year Ended October 31, 2003

                                                                                                  HGK
                                                                                             EQUITY VALUE
                                                                                                 FUND
---------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income....................................................................         $  152
   Interest Income ...................................................................              2
---------------------------------------------------------------------------------------------------------
     Total Investment Income..........................................................            154
---------------------------------------------------------------------------------------------------------
Expenses:
   Administration Fees ...............................................................             75
   Investment Advisory Fees ..........................................................             53
   Distribution Fees .................................................................             15
   Transfer Agent Fees ...............................................................             47
   Professional Fees .................................................................             24
   Registration and Filing Fees ......................................................             15
   Printing Fees .....................................................................             11
   Trustees' Fees ....................................................................              5
   Custodian Fees......................................................................             3
   Insurance and Other Fees ...........................................................             2
---------------------------------------------------------------------------------------------------------
   Total Expenses.....................................................................            250
   Less: Investment Advisory Fees Waived...............................................           (53)
         Investment Advisory Fees Reimbursed...........................................          (108)
---------------------------------------------------------------------------------------------------------
   Net Expenses........................................................................            89
       Net Investment Income .........................................................             65
---------------------------------------------------------------------------------------------------------
   Net Realized Loss from Securities Sold ............................................           (359)
   Net Change in Unrealized Appreciation on Investment Securities .....................         1,825
---------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments .................................          1,466
---------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations ..............................         $1,531
=========================================================================================================


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)         THE ADVISORS' INNER CIRCLE FUND
For the Years Ended October 31,


                                                                                                    HGK
                                                                                               EQUITY VALUE
                                                                                                   FUND
                                                                                         ------------------------
                                                                                             2003         2002
-----------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income ..............................................................     $   65      $    48
   Net Realized Loss from Securities Sold .............................................       (359)         (84)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investment Securities .........................................................      1,825       (1,358)
-----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations...................................................................      1,531       (1,394)
-----------------------------------------------------------------------------------------------------------------
Dividends:
   Net Investment Income ..............................................................        (65)         (48)
-----------------------------------------------------------------------------------------------------------------
   Total Dividends ....................................................................        (65)         (48)
-----------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued .............................................................................        819        1,942
   In Lieu of Cash Distributions ......................................................         65           46
   Redeemed ...........................................................................       (469)        (422)
-----------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Capital Share
     Transactions .....................................................................        415        1,566
-----------------------------------------------------------------------------------------------------------------
   Total Increase in Net Assets .......................................................      1,881          124
-----------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year ..................................................................      5,241        5,117
-----------------------------------------------------------------------------------------------------------------
   End of Year ........................................................................     $7,122      $ 5,241
=================================================================================================================
Share Transactions:
   Issued .............................................................................        112          215
   In Lieu of Cash Distributions ......................................................          9            6
   Redeemed ...........................................................................        (67)         (55)
-----------------------------------------------------------------------------------------------------------------
   Net Increase in Shares Outstanding from Share Transactions..........................         54          166
=================================================================================================================



    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND
For a Share Outstanding Throughout Each Period
For the Periods Ended October 31,




               Net               Realized and                                                          Net                Net
              Asset               Unrealized                Dividends                    Total        Asset             Assets,
              Value,      Net        Gain         Total     from Net  Distributions    Dividends      Value               End
            Beginning Investment  (Losses) on     from     Investment     from            and          End      Total of Period
            of Period   Income    Securities   Operations    Income   Capital Gains  Distributions of Period  Return+   (000)
            --------- ---------- ------------  ----------  ---------- -------------  ------------- ---------  ------- ---------
----------------
HGK EQUITY VALUE
----------------
2003         $ 6.80     $0.08       $1.84         $1.92        $(0.08)    $   --        $(0.08)        $8.64    28.48%  $7,122
2002           8.46      0.07       (1.66)        (1.59)        (0.07)        --         (0.07)         6.80   (18.97)   5,241
2001           9.45      0.07       (0.78)        (0.71)        (0.06)     (0.22)        (0.28)         8.46    (7.67)   5,117
2000           9.32      0.07        0.28          0.35         (0.06)     (0.16)        (0.22)         9.45     3.79    5,797
1999(1)       10.00      0.02       (0.68)        (0.66)        (0.02)        --         (0.02)         9.32    (6.46)   6,420



                              Ratio
                           of Expenses      Ratio
                           to Average       of Net
                Ratio      Net Assets     Investment
             of Expenses   (Excluding       Income     Portfolio
             to Average    Waivers and    to Average   Turnover
             Net Assets  Reimbursements)   Net Assets     Rate
             ----------- ---------------  -----------  ---------
----------------
HGK EQUITY VALUE
----------------
2003            1.50%          4.21%          1.10%       29.80%
2002            1.50           4.19           0.80        33.70
2001            1.50           4.56           0.72        57.25
2000            1.50           4.27           0.67        29.98
1999(1)         1.50           5.53           0.52         5.01

+ Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) The HGK Equity Value Fund commenced operations on June 9, 1999. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2003


1.  ORGANIZATION:
THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the HGK Equity Value Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in equity securities which are quoted on a national securities exchange are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities which are traded on a national market system are valued at the official closing price, or if there is none, at the last sales price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which quotations are not readily available (of which there were none as of October 31, 2003) are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid monthly to Shareholders. Any net realized capital gains are distributed to Shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
October 31, 2003


3.  TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEIInvestments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For the year ended October 31, 2003, the Fund paid the Distributor $181 through a reduction in the yield earned by the Fund on those repurchase agreements. Effective October 24, 2003, this agreement was discontinued.

4.  ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 per fund plus $15,000 for each additional class, or 0.18% of the first $250 million, 0.14% of the next $250 million, and 0.10% of any amount above $500 million of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on November 12, 2002. The Trust has adopted a distribution plan that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.



5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and HGK Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 15, 1994 under which the Adviser receives an annual fee equal to 0.90% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.50% of the average daily net assets.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Trust. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government Securities, for the year ended October 31, 2003 are as follows (000):

Purchases
   U.S. Government                            $    --
   Other                                        2,001
Sales
   U.S. Government                            $    --
   Other                                        1,709

7.  FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of

NOTES TO FINANCIAL STATEMENTS (concluded)        THE ADVISORS' INNER CIRCLE FUND
October 31, 2003

America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. At October 31, 2003 there were no permanent book and tax differences.

The tax character of dividends and distributions paid during the last two years were as follows (000):
                                LONG-TERM
                 ORDINARY        CAPITAL
                  INCOME          GAIN          TOTAL
                 --------       ---------       -----
   2003             $65            $--           $65
   2002              48             --            48

As of October 31, 2003, the components of Accumulated Losses were as follows
(000):

Undistributed Ordinary Income                   $   5
Capital Loss Carryforwards                       (497)
Unrealized Depreciation                          (105)
Other Temporary Differences                        (5)
                                                -----
Total Accumulated Losses                        $(602)
                                                =====


For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2003, the Fund had the following capital loss carryforwards (000):

                                               TOTAL
     EXPIRES     EXPIRES       EXPIRES     CAPITAL LOSS
   OCTOBER 31, OCTOBER 31,   OCTOBER 31,   CARRYFORWARDS
       2011        2010          2009        10/31/03
   ----------- -----------   ----------    -------------
       $360        $75            $62           $497


At October 31, 2003, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes, primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at October 31, 2003, are as follows (000):

Federal Tax Cost                               $7,241
                                               ------
Aggregate gross
  unrealized appreciation                      $  809
Aggregate gross
  unrealized depreciation                        (914)
                                               ------
Net unrealized depreciation                    $ (105)
                                               ======

8. OTHER:

At October 31, 2003, 13% of total shares outstanding were held by one record shareholder.

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of HGK Equity Value Fund of The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of the HGK Equity Value Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or period ended October 31, 2001, and prior, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the HGK Equity Value Fund of The Advisors' Inner Circle Fund as of October 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.







KPMG LLP [Signature Omitted]

Philadelphia, Pennsylvania
December 23, 2003

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists trustees and officers as of November 11, 2003.



                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                   TERM OF                                          IN THE ADVISORS'
    NAME,        POSITION(S)      OFFICE AND                                        INNER CIRCLE FUND
   ADDRESS,       HELD WITH        LENGTH OF         PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
    AGE 1        THE TRUST       TIME SERVED 2         DURING PAST 5 YEARS               MEMBER            HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T.            Trustee       (Since 1993)     Vice Chairman of Ameritrust             45            Trustee of The Arbor Funds,
COONEY                                            Texas N.A.,1989-1992, and                             The MDL Funds, and The
76 yrs. old                                       MTrust Corp., 1985-1989.                              Expedition Funds.

------------------------------------------------------------------------------------------------------------------------------------

ROBERT A.          Trustee       (Since 1993)     Pennsylvania State University,          45            Member and Treasurer,
PATTERSON                                         Senior Vice President, Treasurer                      Board of Trustees of Grove
76 yrs. old                                       (Emeritus); Financial and Invest-                     City College. Trustee of The
                                                  ment Consultant, Professor of                         Arbor Funds, The MDL Funds,
                                                  Transportation since 1984; Vice                       and The Expedition Funds.
                                                  President-Investments, Treasurer,
                                                  Senior Vice President (Emeritus),
                                                  1982-1984. Director, Pennsylvania
                                                  Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B.          Trustee       (Since 1993)     Private investor from 1987 to           45            Trustee of The Arbor Funds,
PETERS                                            present. Vice President and                           The MDL Funds, and The
74 yrs. old                                       Chief Financial Officer, Western                      Expedition Funds.
                                                  Company of North America
                                                  (petroleum service company),
                                                  1980-1986. President of Gene
                                                  Peters and Associates (import
                                                  company), 1978-1980. President
                                                  and Chief Executive Officer of
                                                  Jos. Schlitz Brewing Company
                                                  before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M.           Trustee       (Since 1994)     Partner, Dechert (law firm)             45            Trustee of The Arbor Funds,
STOREY                                            September 1987-December 1993.                         The MDL Funds, The
72 yrs. old                                                                                             Expedition Funds, SEI Asset
                                                                                                        Allocation Trust, SEI Daily
                                                                                                        Income Trust, SEI Index
                                                                                                        Funds, SEI Institutional
                                                                                                        International Trust, SEI
                                                                                                        Institutional Investments
                                                                                                        Trust, SEI Institutional
                                                                                                        Managed Trust, SEI Liquid
                                                                                                        Asset Trust, SEI Tax Exempt
                                                                                                        Trust, State Street Research
                                                                                                        Funds and Massachusetts
                                                                                                        Tax-Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                 TERM OF                                        IN THE ADVISORS'
    NAME,        POSITION(S)    OFFICE AND                                      INNER CIRCLE FUND
   ADDRESS,       HELD WITH      LENGTH OF        PRINCIPAL OCCUPATION(S)       OVERSEEN BY BOARD         OTHER DIRECTORSHIPS
    AGE 1        THE TRUST     TIME SERVED 2        DURING PAST 5 YEARS              MEMBER             HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J.          Trustee     (Since 1999)   Chief Executive Officer, Newfound       45          Trustee, Navigator Securities
SULLIVAN, JR.                                 Consultants Inc. since April 1997.                  Lending Trust, since 1995.
61 yrs. old                                   General Partner, Teton Partners,                    Trustee of The Arbor Funds,
                                              L.P., June 1991-December 1996;                      The MDL Funds, The
                                              Chief Financial Officer, Nobel                      Expedition  Funds, SEI Asset
                                              Partners, L.P., March 1991-                         Allocation Trust, SEI Daily
                                              December 1996; Treasurer and                        Income Trust, SEI Index
                                              Clerk, Peak Asset Management,                       Funds, SEI Institutional
                                              Inc., since 1991.                                   International Trust, SEI
                                                                                                  Institutional Investments Trust,
                                                                                                  SEI Institutional Managed
                                                                                                  Trust, SEI Liquid Asset Trust
                                                                                                  and SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A.         Chairman     (Since 1991)   Currently performs various services     45          Trustee of The Arbor Funds,
NESHER          of the Board                  on behalf of SEI Investments for                    Bishop Street Funds, The
57 yrs. old      of Trustees                  which Mr. Nesher is compensated.                    Expedition Funds, The MDL
                                              Executive Vice President of SEI                     Funds, SEI Asset Allocation
                                              Investments, 1986-1994. Director                    Trust, SEI Daily Income Trust,
                                              and Executive Vice President of the                 SEI Index Funds, SEI
                                              Administrator and the Distributor,                  Institutional International Trust,
                                              1981-1994.                                          SEI Institutional Investments
                                                                                                  Trust, SEI Institutional
                                                                                                  Managed Trust, SEI Liquid
                                                                                                  Asset Trust, SEI Tax Exempt
                                                                                                  Trust, SEI Opportunity Master
                                                                                                  Fund, L.P., SEI Opportunity
                                                                                                  Fund, L.P., SEI Absolute Return
                                                                                                  Master Fund, L.P. and SEI
                                                                                                  Absolute Return Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.         Trustee     (Since 1992)   Partner, Morgan, Lewis & Bockius        45          Trustee of The Arbor Funds,
DORAN                                         LLP (law firm), counsel to the Trust,               The  MDL Funds, The Expedition
1701 Market Street,                           SEI Investments, the Administrator                  Funds, SEI Asset Allocation
Philadelphia,                                 and the Distributor. Director of SEI                Trust, SEI Daily Income Trust,
PA 19103                                      Investments since 1974; Secretary                   SEI Index Funds, SEI Institu-
63 yrs. old                                   of SEI Investments since 1978.                      tional International Trust, SEI
                                                                                                  Institutional Investments Trust,
                                                                                                  SEI Institutional Managed Trust,
                                                                                                  SEI Liquid Asset Trust and SEI
                                                                                                  Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                      TERM OF                                            IN THE ADVISORS'
    NAME,          POSITION(S)       OFFICE AND                                          INNER CIRCLE FUND
   ADDRESS,         HELD WITH         LENGTH OF           PRINCIPAL OCCUPATION(S)           OVERSEEN BY          OTHER DIRECTORSHIPS
    AGE 1          THE TRUST         TIME SERVED            DURING PAST 5 YEARS               OFFICER              HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES F.           President       (Since 2003)        Senior Operations Officer, SEI           N/A                       N/A
VOLK, CPA                                              Investments, Fund Accounting
41 yrs. old                                            and Administration (1996-present);
                                                       Assistant Chief Accountant of the
                                                       Securities and Exchange
                                                       Commission's Division of Investment
                                                       Management (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER          Controller       (Since 2001)        Director, SEI Investments, Fund          N/A                       N/A
SPRATLEY,         and Chief                            Accounting and Administration
CPA            Financial Officer                       since November 1999; Audit
34 yrs. old                                            Manager, Ernst & Young LLP
                                                       from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
PETER           Co-Controller      (Since 2003)        Director, SEI Investments, Fund          N/A                       N/A
GOLDEN           and Co-Chief                          Accounting and Administration
39 yrs. old    Financial Officer                       since June 2001. From March
                                                       2000 to 2001, Vice President of
                                                       Funds Administration for J.P.
                                                       Morgan Chase & Co. From
                                                       1997-2000, Vice President of
                                                       Pension and Mutual Fund
                                                       Accounting for Chase
                                                       Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K.            Vice          (Since 2001)        Vice President and Assistant             N/A                       N/A
VETTERLEIN        President                            Secretary of SEI Investments
41 yrs. old      and Secretary                         Global Funds Services and
                                                       SEI Investments Distribution
                                                       Co. since January 2001;
                                                       Shareholder/Partner, Buchanan
                                                       Ingersoll Professional
                                                       Corporation from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
LYDIA A.        Vice President     (Since 1998)        Vice President and Assistant             N/A                        N/A
GAVALIS         and Assistant                          Secretary of SEI Investments,
39 yrs. old        Secretary                           SEI Investments Global Funds
                                                       Services and SEI Investments
                                                       Distribution Co. since 1998;
                                                       Assistant General Counsel and
                                                       Director of Arbitration, Philadelphia
                                                       Stock Exchange from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                       TERM OF                                           IN THE ADVISORS'
    NAME,           POSITION(S)       OFFICE AND                                         INNER CIRCLE FUND
   ADDRESS,          HELD WITH         LENGTH OF          PRINCIPAL OCCUPATION(S)           OVERSEEN BY          OTHER DIRECTORSHIPS
    AGE 1           THE TRUST         TIME SERVED           DURING PAST 5 YEARS               OFFICER              HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
TIMOTHY D.           Assistant      (Since 2000)       Vice President and Assistant             N/A                        N/A
BARTO             Vice President                       Secretary of SEI Investments
35 yrs. old        and Assistant                       Global Funds Services and SEI
                     Secretary                         Investments Distribution Co. since
                                                       1999; Associate, Dechert (law
                                                       firm) from 1997-1999; Associate,
                                                       Richter, Miller & Finn (law firm)
                                                       from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E.          Assistant       (Since 2000)       Vice President and Assistant             N/A                        N/A
ZITELLI           Vice President                       Secretary of SEI Investments
35 yrs. old        and Secretary                       Global Funds Services and SEI
                                                       Investments Distribution Co. since
                                                       2000; Vice President, Merrill Lynch
                                                       & Co. Asset Management Group
                                                       from 1998-2000; Associate
                                                       at Pepper Hamilton LLP from
                                                       1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M.      Vice President    (Since 2000)       Vice President and Assistant             N/A                        N/A
MCCULLOUGH        and Assistant                        Secretary of SEI Investments
43 yrs. old          Secretary                         Global Funds Services and SEI
                                                       Investments Distribution Co. since
                                                       1999; Associate at White and
                                                       Williams LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C.           Vice President    (Since 2001)       Vice President and Assistant             N/A                        N/A
MUNCH             and Assistant                        Secretary of SEI Investments
32 yrs. old          Secretary                         Global Funds Services and SEI
                                                       Investments Distribution Co. since
                                                       2001; Associate at Howard Rice
                                                       Nemorvoski Canady Falk &
                                                       Rabkin from 1998-2001; Associate
                                                       at Seward & Kissel
                                                       from 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
JOHN            Vice President     (Since 2002)        Middle Office Compliance Officer at      N/A                       N/A
MUNERA           and Assistant                         SEI Investments since 2000;
41 yrs. old        Secretary                           Supervising Examiner at Federal
                                                       Reserve Bank of Philadelphia from
                                                       1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
CORI            Vice President     (Since 2003)        Employed by SEI Investments              N/A                       N/A
DAGGETT          and Assistant                         Company since 2003. Associate
42 yrs. old        Secretary                           at Drinker Biddle & Reath from
                                                       1998-2003.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                            THE HGK EQUITY VALUE FUND
                                   (UNAUDITED)


For shareholders that do not have an October 31, 2003 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2003 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2003, the Fund is designating the following items with regard to distributions paid during the year.

   LONG TERM        LONG LONG TERM
  (20% RATE)          (18% RATE)           ORDINARY                                             QUALIFYING
 CAPITAL GAIN        CAPITAL GAIN           INCOME               TOTAL            QUALIFYING      DIVIDEND
 DISTRIBUTIONS       DISTRIBUTIONS       DISTRIBUTIONS       DISTRIBUTIONS       DIVIDENDS (1)   INCOME (2)
 -------------      ---------------      -------------       -------------       -------------- -----------
     0.00%               0.00%              100.00%             100.00%             100.00%        91.21%

-----------------------

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

    THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2003. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2003 FORM 1099-DIV.

                                      NOTES

     TRUST:
     The Advisors' Inner Circle Fund

     FUND:
     HGK Equity Value Fund

     ADVISER:
     HGK Asset Management, Inc.

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT AUDITORS:
     KPMG LLP

     For information call: 1-877-DIAL-HGK












     HGK-AR-001-0200

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8. (RESERVED)

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        ------------------------
                                        James F. Volk, President

Date 12/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------------------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03
* Print the name and title of each signing officer under his or her signature.